UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	One Bush Street, Suite 1700
		San Francisco, CA  94104

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:



/s/Joseph E. Sweeney			San Francisco, CA		February 7, 2006

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	8

Form 13F Information Table Value Total:	11,296 x 1000









List of Other Included Managers:

NONE

<Page


NAME OF ISSUER              TITLE OF   CUSIP       VALUE     SHARES     SH/    INV    OTHER VOTING AUTH
                            CLASS                  X1000               PRN     DISC    MGR    SOLE    SHR   NONE

Artesyn Technologies      Common      043127109    1,288     125,000    SH     Sole         125,000
Central Asia Gold Ltd.    Common      Q21744109      327     767,797    SH     Sole         767,797
Jinshan Gold Mines        Common      47758X9A2      977   2,250,000    SH     Sole       2,250,000
Natural Health Trend Co   Common      63888P406    2,830     293,245    SH     Sole         293,245
Offshore Logistics        Common      676255102      876      30,000    SH     Sole          30,000
RS Group Cos Inc          Common      74973Q100        7     100,000    SH     Sole         100,000
Shore Gold Inc            Common      824901102    4,579     693,000    SH     Sole         693,000
Vision Sciences Inc       Common      927912105      412     197,900    SH     Sole         197,900



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